PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 3,674	$ 1,921
25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,210)	(1,060)
25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(240)	(160)
25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,380	1,100
25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	250	170
5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,210	1,140
5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,210)	(1,140)
North America | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(860)	(740)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(180)	(120)
North America | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	940	750
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	190	130
North America | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	710	670
North America | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(710)	(670)
Colombia | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(230)	(190)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(60)	(40)
Colombia | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	310	250
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	60	40
Colombia | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	430	400
Colombia | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (430)	$ (400)
Brazil | Concession asset
Changes in Property Plant And Equipment [Line Items]
One time lease renewal term	30 years
Estimated service lives	32 years	32 years
Brazil | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (50)	$ (80)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	50	50
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	70	70
Brazil | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(70)	(70)
Europe | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(70)	(50)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	80	50
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 0	$ 0